Subsequent Events - Additional Information (Detail) (Cash dividend declared) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Subsequent Event [Line Items]
Subsequent event, description	Subsequent to March 31, 2011, the Company's Board of Directors declared a cash dividend of ¥6,232 million ($74,949 thousand) payable on June 1, 2011 to stockholders as of March 31, 2011	Subsequent to March 31, 2011, the Company's Board of Directors declared a cash dividend of ¥6,232 million ($74,949 thousand) payable on June 1, 2011 to stockholders as of March 31, 2011
Subsequent event, amount	$ 74,949	¥ 6,232
Cash dividend declared, payable date	Jun. 01, 2011	Jun. 01, 2011
Cash dividend declared, record date	Mar. 31, 2011	Mar. 31, 2011